ARBOR COURT CAPITAL, LLC

SEC RULE 15C3-3 EXEMPTIVE REPORT

DECEMBER 31, 2018

Arbor Court Capital, LLC

8000 Town Centre Dr, Ste 400

Broadview Heights, OH  44147

PH: 440-922-0066 Fax: 440-526-4446

SEC RULE 15c3-3 EXEMPTIVE REPORT

Arbor Court Capital LLC (the “Company”) is a registered broker‐dealer subject to Rule 17a‐5 promulgated by the Securities and Exchange Commission (17 C.F.R. §240.17a‐5, “Reports to be made by certain brokers and dealers”). This Exemption Report was prepared as required by 17 C.F.R. § 240.17a‐ 5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following:

a.  Arbor Court Capital, LLC is exempt from SEC Rule 15c3‐3 (SEC Customer Protection Rule) pursuant to exemptive paragraph 15c3‐3(k)(2)(ii).

b.  Arbor Court Capital, LLC to the best of our knowledge has met the identified exemptive provision noted above throughout the most recent fiscal year of 2017 without exception.

c.  There were no exceptions noted.

Arbor Court Capital, LLC

I, Gregory B Getts, swear (or affirm) that, to my best knowledge and belief, this Exemption Report is true and correct.

By:   /s/ Gregory B. Getts

Title:

President

Date:

February 8, 2019

Arbor Court Capital, LLC

8000 Town Centre Dr, Ste 400

Broadview Heights, OH  44147

PH: 440-922-0066 Fax: 440-526-4446

Hobe & Lucas

Certified Public Accountants, Inc.

4807 Rockside Road, Suite 510   (P) 216.524.8900

Independence, Ohio  44131   (F) 216.524.8777

www.hobe.com

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member of

Broadview Heights, Ohio

We have reviewed management’s statements, included in the accompanying SEC Rule 15c3-3 Exemptive Report, in which (1)  identified the following provisions of 17 C.F.R. §15c3-3(k) under which  claimed an exemption from 17 C.F.R. §240.15c3-3(k)(2)(ii) (the “exemption provisions”) and (2)  stated that  met the identified exemption provisions throughout the most recent fiscal year without exception.  ’s management is responsible for compliance with the exemption provisions and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about ’s compliance with the exemption provisions.  A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management’s statements.  Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to management’s statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph (k)(2)(ii) of Rule 15c3-3 under the Securities Exchange Act of 1934.

                                                                Independence, Ohio

                                                                February 23, 2019

INDEPENDENT MEMBER

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